Shareholder Report, Holdings (Details) - Taylor Frigon Core Growth Fund	Nov. 30, 2025
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	61.26%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.09%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.22%
Financials
Holdings [Line Items]
Percent of Net Asset Value	1.09%
Net Cash
Holdings [Line Items]
Percent of Net Asset Value	1.04%
Credo Technology Group Holding Ltd (Cayman Islands)
Holdings [Line Items]
Percent of Net Asset Value	4.35%
Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.19%
Carvana Co. - Class A
Holdings [Line Items]
Percent of Net Asset Value	3.09%
Astera Labs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.07%
Procore Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.87%
KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.76%
Glaukos Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Onto Innovation Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.63%
CloudFlare, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Tower Semiconductor Ltd. (Israel)
Holdings [Line Items]
Percent of Net Asset Value	2.55%